+TYPE       13F-HR
PERIOD     09/30/06
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, November 07, 2006

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:	     $470,697
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole     Shared   None

ALTRIA GROUP INC               COM              02209s103     15232   198987 SH       Defined             198987
AVIS BUDGET GROUP              COM              053774105      2744   150000 SH       Defined             150000
CEDAR SHOPPING CTRS INC        COM              150602209     18180  1124301 SH       Defined            1124301
CHENIERE ENERGY INC            COM              16411r208      4457   150000 SH       Defined             150000
CLARUS CORP                    COM              182707109      5945   809952 SH       Defined             809952
DADE BEHRING HLDGS INC         COM              23342j206      5020   125000 SH       Defined             125000
DELL INC                       COM              24702r101      5710   250000 SH       Defined             250000
EMBARQ CORP                    COM              29078e105     13605   281277 SH       Defined             281277
ENERGY PARTNERS LTD            COM              29270U105     11198   454300 SH       Defined             454300
FOOT LOCKER INC                COM              344849104     12355   489300 SH       Defined             489300
FREESCALE SEMICONDUCTOR INC    CL A             35687m107     33100   869900 SH       Defined             869900
FUELCELL ENERGY INC            COM              35952h106       193    25390 SH       Defined              25390
HUGHES COMMUNICATIONS INC      COM              444398101     15967   399169 SH       Defined             399169
IAC INTERACTIVECORP            COM              44919p300       207     7196 SH       Defined               7196
IMCLONE SYS INC                COM              45245w109      5239   185000 SH       Defined             185000
KEY ENERGY SERVICES INC        COM              492914106     41072  3020000 SH       Defined            3020000
MERGE TECHNOLOGIES INC         COM              589981109      2064   300000 SH       Defined             300000
O'CHARLEYS INC                 COM              670823103     41176  2170580 SH       Defined            2170580
OPTI INC                       COM              683960108      1106   248500 SH       Defined             248500
PFIZER INC                     COM              717081103      1574    55500 SH       Defined              55500
RYANS RESTAURANT GROUP INC     COM              783520109      3832   241458 SH       Defined             241458
SCO GROUP INC                  COM              78403a106      2929  1442789 SH       Defined            1442789
SERVICES ACQUISITION CORP IN   COM              817628100       245    27500 SH       Defined              27500
STAR GAS PARTNERS L.P.         UNIT LTD         85512c105      2363   948876 SH       Defined             948876
TALK AMERICA HOLDINGS INC      COM              87426r202      2993   315000 SH       Defined             315000
TITAN INTERNATIONAL INC        COM              88830m102      1936   107100 SH       Defined             107100
UNIVISION COMMUNICATIONS       CL A             914906102     25174   733090 SH       Defined             733090
VERITAS DGC INC                COM              92343p107       658    10000 SH       Defined              10000
VERSO TECHNOLOGIES INC         COM              925317208        19    20449 SH       Defined              20449
ALTRIA GROUP INC               COM              02209s103     42156   550700 SH  CALL Defined             550700
AMERICAN EXPRESS CO            COM              025816109     22432   400000 SH  CALL Defined             400000
COST PLUS INC CALIF            COM              221485105      1436   120000 SH  CALL Defined             120000
FIRST DATA CORP                COM              319963104      6861   300000 SH  CALL Defined             300000
FOOT LOCKER INC                COM              344849104      8838   350000 SH  CALL Defined             350000
KANSAS CITY SOUTHERN           COM              485170302      4097   150000 SH  CALL Defined             150000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      4167    53200 SH  CALL Defined              53200
MCGRAW HILL COS INC            COM              580645109      5803   100000 SH  CALL Defined             100000
PIER 1 IMPORTS INC             COM              720279108      1113   150000 SH  CALL Defined             150000
HOUSTON EXPL CO                COM              442120101     11030   200000 SH  CALL Defined             200000
U S G CORP                     COM              903293405       235     5000 SH  CALL Defined               5000
GOLDEN WEST FINL CORP DEL      COM              381317106      7571   100000 SH  PUT  Defined             100000
IMCLONE SYS INC                COM              45245w109      5664   200000 SH  PUT  Defined             200000
NYSE GROUP INC                 COM              62949w103      9232   123500 SH  PUT  Defined             123500
OIL SVC HOLDERS TR             COM              678002106     25970   200000 SH  PUT  Defined             200000
SELECT SECTOR SPDR TR          SBI CONS         81369y308     38070  1500000 SH  PUT  Defined            1500000